Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Movement asset, beginning	R$ 1,723,027	R$ 2,665,864
Monetary variation	99,441	144,444
Offsetting with taxes payable	(964,794)	(1,087,281)
Movement asset, ending	857,674	R$ 1,723,027
Movement asset current	218,671
Movement asset noncurrent	R$ 639,003